Capital Stock and Changes in Capital Accounts (Narrative Stocks) (Details)						6 Months Ended
	Jun. 18, 2026 USD ($) $ / shares	Mar. 18, 2026 USD ($) $ / shares	Jun. 24, 2025 USD ($) $ / shares	Mar. 21, 2025 USD ($) $ / shares	Jan. 07, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares Item $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 02, 2024 $ / shares shares	Dec. 14, 2023 shares
Class Of Stock [Line Items]
Cash dividends on preferred stock | $						$ 2,884,000	$ 2,884,000
Payments for repurchase of common stock | $						$ 0	$ 23,048,000
Dividend paid on common stock per share | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.02	$ 0.02
Cash dividend | $	$ 1,244,000	$ 1,236,000	$ 1,158,000	$ 1,158,000		$ 2,480,000	$ 2,316,000
Issuance of stock | $						2,040,000	16,000
Warrant liability | $						0		$ 1,330,000
Gain on warrants | $						1,086,000	$ (515,000)
Warrant liability, current (Note 10(g)) | $						2,352,000		$ 0
If All Warrants Are Exercised [Member]
Class Of Stock [Line Items]
Issuance of stock | $						85,733,000
Proceeds from warrant exercises | $						$ 90,452,000
Shares to be issued upon the exercise of warrants						37,221,648
Tender Offer [Member]
Class Of Stock [Line Items]
Stock repurchased shares					11,442,645
Payments for repurchase of common stock | $					$ 23,048,000
Tender offer, price per share | $ / shares									$ 2.00
Tender offer, share to purchase									15,000,000
Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Cash dividends on preferred stock | $						$ 0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized						50,000,000		50,000,000
Preferred stock, Par value per share | $ / shares						$ 0.01		$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized						1,000,000		1,000,000
Issuance of preferred stock, shares						0		0
Preferred stock, Shares outstanding						0		0
Preferred Stock [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized						5,000,000		5,000,000
Preferred stock, Par value per share | $ / shares						$ 0.01		$ 0.01
Issuance of preferred stock, shares						2,600,000		2,600,000
Preferred stock, Shares outstanding						2,600,000		2,600,000
Shares issued price per share | $ / shares						$ 25.00		$ 25.00
Preferred stock liquidation preference per share | $ / shares						$ 25.00		$ 25.00
Preferred stock voting rights						Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage						8.875%
Preferred stock dividend rate per dollar amount | $ / shares						$ 2.21875
Preferred stock, Redemption price per share | $ / shares						$ 25.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized						10,675		10,675
Issuance of preferred stock, shares						10,675		10,675
Preferred stock, Shares outstanding						10,675		10,675
Shares issued price per share | $ / shares						$ 0.01		$ 0.01
Preferred stock voting rights						The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Preferred stock number of voting rights						1,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized						400		400
Preferred Stock [Member] | Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Preferred stock, Par value per share | $ / shares						$ 0.01		$ 0.01
Issuance of preferred stock, shares						400		400
Preferred stock, Shares outstanding						400		400
Preferred stock voting rights						The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,
Preferred stock number of voting rights | Item						200,000
Percent of total number of votes entitled to vote on any matter put to shareholders						36.00%
Percent of total number of votes entitled to be cast on matters out to shareholders						36.00%
Common Stock [Member]
Class Of Stock [Line Items]
Issuance of new shares						876,267	12,802
Stock repurchased shares							11,442,645
Issuance of stock | $						$ 9,000	$ 0
Warrant [Member]
Class Of Stock [Line Items]
Issuance of new shares						876,267	12,802
Shares issued price per share | $ / shares						$ 2.33	$ 1.24
Issuance of stock | $						$ 2,040,000	$ 16,000
Number of warrants exercised						521,143	7,825
Number of warrants outstanding										22,613,070
Number of shares permitted to purchase from warrants						1.68852
Proceeds from warrant exercises | $						$ 2,097,000	$ 69,000
Price per share | $ / shares						$ 4
Warrant liability | $								$ 1,330,000
Gain on warrants | $						$ 1,086,000	$ (515,000)
Warrant liability, current (Note 10(g)) | $						$ 2,352,000